Borrowing facilities - Narrative (Details) - GBP (£) £ in Millions	May 10, 2023	May 05, 2023	Apr. 24, 2023	Apr. 03, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					£ 6,503	£ 6,914
Borrowings					42,985	45,465	£ 31,220	£ 30,794
Bank loans					381	8,976
National Grid Electricity Distribution
Disclosure of detailed information about borrowings [line items]
Bank loans					0	8,179
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					42	0
Borrowings					2,955	12,121
Less than 1 year | Major Facilities Renegotiation
Disclosure of detailed information about borrowings [line items]
Renegotiated undrawn borrowing facilities			£ 42
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					4,361	936
Borrowings					2,799	1,410
In 1 to 2 years | Major Facilities Renegotiation
Disclosure of detailed information about borrowings [line items]
Renegotiated undrawn borrowing facilities		£ 750		£ 3,526
Undrawn borrowing facilities cancelled	£ 85
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					2,100	4,373
Borrowings					2,689	2,544
In 2 to 3 years | Major Facilities Renegotiation
Disclosure of detailed information about borrowings [line items]
Renegotiated undrawn borrowing facilities				2,060
Undrawn borrowing facilities cancelled	£ 40
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					0	1,605
Borrowings					3,129	2,580
Bilateral committed credit facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					5,616	5,978
Credit facilities from syndicates of banks
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					887	936
Facilities held as backup to commercial paper and similar borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					6,461	6,823
Facilities available as backup to specific US borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					42	91
Bilateral facilities, expiring April 2026 | Major Facilities Renegotiation
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				5,377
Bilateral facilities, expiring April 2028 | Major Facilities Renegotiation
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				£ 1,810
National Grid Gas plc
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						350
2019 Export credit agreements
Disclosure of detailed information about borrowings [line items]
Borrowings					550	550
Export credit agency
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					460	489
Borrowings					1,530	1,396
Facilities to finance the acquisition
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					£ 0	£ 8,250